T. ROWE PRICE Overseas Stock Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 5.1%
Common Stocks 5.1%
Australia & New Zealand Banking Group  5,332,693 86,183
BHP Group  1,891,069 51,750
BHP Group (GBP)  4,939,888 136,597
Challenger  9,456,345 46,712
IGO  26,695,344 209,180
Macquarie Group  819,112 104,833
Rio Tinto  623,583 43,205
Scentre Group  40,354,584 82,696
South32  30,356,337 82,740
Woodside Energy Group (GBP) (1) 892,643 20,219
Worley  11,715,374 118,235
Total Australia (Cost
$814,993
)
982,350
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  1,481,113 37,550
Total Austria (Cost
$41,050
)
37,550
BELGIUM 0.3%
Common Stocks 0.3%
Umicore  1,803,203 65,316
Total Belgium (Cost
$53,189
)
65,316
BRAZIL 0.3%
Common Stocks 0.3%
XP, Class A (USD) (1) 2,416,423 50,987
Total Brazil (Cost
$75,544
)
50,987
CANADA 4.2%
Common Stocks 4.2%
Definity Financial  1,002,621 28,891
Element Fleet Management  12,361,143 141,899
Magna International (USD) (2) 2,435,670 155,542
Manulife Financial  5,474,100 100,201
National Bank of Canada  2,740,785 192,308
Sun Life Financial  4,044,305 187,790
Total Canada (Cost
$623,583
)
806,631
T. ROWE PRICE Overseas Stock Fund

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)  6,651,333 94,640
Total Chile (Cost
$80,392
)
94,640
CHINA 1.2%
Common Stocks 1.2%
Alibaba Group Holding, ADR (USD) (1) 247,438 22,114
Beijing Enterprises Holdings (HKD)  11,225,500 35,978
PICC Property & Casualty, Class H (HKD)  91,702,000 94,131
Ping An Insurance Group, Class H (HKD)  7,099,000 41,721
Tencent Holdings (HKD)  923,500 35,692
Total China (Cost
$232,931
)
229,636
DENMARK 0.3%
Common Stocks 0.3%
Genmab (1) 154,753 55,064
Total Denmark (Cost
$49,028
)
55,064
FINLAND 1.4%
Common Stocks 1.4%
Sampo, Class A  3,915,865 169,176
Stora Enso, Class R  6,911,308 106,888
Total Finland (Cost
$230,353
)
276,064
FRANCE 10.0%
Common Stocks 10.0%
Air Liquide  917,146 126,091
AXA  10,314,301 237,668
BNP Paribas  1,949,843 92,125
Engie  14,951,791 184,989
EssilorLuxottica  701,724 110,018
Ipsen  387,706 39,219
Kering  158,078 90,498
L'Oreal  491,110 185,668
Legrand  1,117,681 91,503
Safran  871,036 95,740
Sanofi  3,285,429 326,485
Teleperformance  290,615 97,182

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
TotalEnergies  4,888,618 249,698
Total France (Cost
$1,764,611
)
1,926,884
GERMANY 7.8%
Common Stocks 7.8%
BASF  1,691,347 75,375
Bayer  2,957,122 172,490
Covestro  1,689,881 56,992
Evotec (1) 1,851,094 48,094
Fresenius  3,418,778 87,483
KION Group  1,757,202 80,151
Knorr-Bremse  614,709 36,622
Munich Re  1,040,487 235,885
SAP  1,512,195 141,046
Siemens  3,034,876 338,522
Siemens Healthineers  2,683,781 137,527
Stroeer  836,328 36,579
Zalando (1) 2,041,223 57,467
Total Germany (Cost
$2,022,310
)
1,504,233
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  5,817,000 58,442
Samsonite International (1) 21,723,000 45,566
Total Hong Kong (Cost
$85,183
)
104,008
INDIA 0.5%
Common Stocks 0.5%
Housing Development Finance  3,235,319 98,095
Total India (Cost
$82,283
)
98,095
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,161,454 75,831
Total Ireland (Cost
$72,582
)
75,831
ITALY 1.4%
Common Stocks 1.4%
Intesa Sanpaolo  27,899,801 49,545
Moncler  1,890,926 94,790

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Prysmian  3,715,084 118,128
Total Italy (Cost
$231,939
)
262,463
JAPAN 20.9%
Common Stocks 20.9%
Asahi Kasei  10,351,700 83,046
Astellas Pharma  14,502,100 227,123
Central Japan Railway  614,200 71,921
CyberAgent  9,102,900 90,832
Denso  1,385,800 75,796
Electric Power Development  3,502,400 59,095
Hamamatsu Photonics  1,875,100 85,206
Honda Motor  1,749,600 44,837
Kirin Holdings  4,194,100 68,986
Mitsubishi  3,165,200 94,067
Mitsubishi Electric  14,128,300 149,113
Mitsubishi HC Capital  9,337,600 45,249
Mitsubishi UFJ Financial Group  16,719,200 94,204
Mitsui Fudosan  7,545,000 168,627
Murata Manufacturing  2,176,800 127,148
Nippon Telegraph & Telephone  12,968,400 370,447
NTT Data  12,204,800 184,720
Omron  940,600 52,606
Otsuka Holdings  2,716,800 97,052
Panasonic  11,411,400 94,214
Pola Orbis Holdings  1,171,700 14,362
Recruit Holdings  3,413,900 127,588
Renesas Electronics (1) 5,568,500 53,039
Seven & i Holdings  3,896,900 158,839
SMC  101,800 50,171
SoftBank Group  1,341,700 56,361
Sony Group  1,819,800 154,370
Stanley Electric  2,624,100 46,112
Sumitomo  6,914,100 97,212
Sumitomo Mitsui Trust Holdings  2,020,667 66,377
Sumitomo Rubber Industries  3,043,000 27,437
Suzuki Motor  2,198,100 72,052
TechnoPro Holdings  4,174,300 97,006
THK  2,188,900 46,439
Tokio Marine Holdings  3,064,700 179,407
Tokyo Electron  326,600 112,414
Tosoh  1,021,400 13,314
Toyota Motor  17,481,000 283,735
Welcia Holdings  1,683,800 37,608

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Z Holdings  18,596,200 65,723
Total Japan (Cost
$3,613,635
)
4,043,855
NETHERLANDS 3.7%
Common Stocks 3.7%
Adyen (1) 27,093 48,734
Akzo Nobel  1,437,291 96,730
ASML Holding  485,341 278,954
ING Groep  17,959,059 174,451
Koninklijke Philips  5,180,624 107,220
Total Netherlands (Cost
$637,142
)
706,089
NORWAY 3.3%
Common Stocks 3.3%
DNB Bank  10,364,446 204,447
Equinor  8,321,318 320,403
Storebrand  14,291,048 120,203
Total Norway (Cost
$425,670
)
645,053
SINGAPORE 1.8%
Common Stocks 1.8%
DBS Group Holdings  3,532,100 80,597
United Overseas Bank  7,310,600 145,856
Wilmar International  44,376,200 129,308
Total Singapore (Cost
$305,059
)
355,761
SOUTH KOREA 1.9%
Common Stocks 1.9%
KT  2,243,527 65,210
NAVER  361,981 72,411
Samsung Electronics  4,701,267 222,535
Total South Korea (Cost
$232,205
)
360,156
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group, Class A (1) 1,163,817 67,862
Total Spain (Cost
$59,380
)
67,862

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 2.2%
Common Stocks 2.2%
Autoliv, SDR (2) 973,549 84,434
Elekta, Class B  9,472,384 68,414
Svenska Handelsbanken, Class A  11,844,417 106,504
Telefonaktiebolaget LM Ericsson, Class B  20,550,848 156,315
Total Sweden (Cost
$503,186
)
415,667
SWITZERLAND 9.9%
Common Stocks 9.9%
ABB  5,641,337 171,495
Alcon  732,535 57,654
Barry Callebaut  38,657 85,651
Julius Baer Group  2,154,194 111,393
Nestle  5,199,417 637,070
Novartis  3,475,226 298,625
Roche Holding  1,097,447 364,357
Zurich Insurance Group  425,393 185,696
Total Switzerland (Cost
$1,502,246
)
1,911,941
TAIWAN 2.2%
Common Stocks 2.2%
Largan Precision  519,000 36,404
Taiwan Semiconductor Manufacturing  22,644,089 388,336
Total Taiwan (Cost
$172,032
)
424,740
UNITED KINGDOM 14.7%
Common Stocks 14.7%
Amcor, CDI (AUD)  5,738,086 75,066
Ashtead Group  2,463,723 138,682
ASOS (1) 2,844,143 36,198
AstraZeneca, ADR (USD)  4,079,800 270,205
Bridgepoint Group  11,469,367 35,832
Bunzl  2,004,226 75,220
Close Brothers Group  2,043,838 27,628
Compass Group  7,800,922 182,826
Diageo  3,641,837 172,521
Direct Line Insurance Group  18,935,538 47,520
Dr. Martens  12,812,071 40,675
Great Portland Estates  9,533,296 72,163

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
GSK, ADR (USD)  2,830,904 119,379
Haleon, ADR (USD) (1) 3,538,630 24,877
Johnson Matthey  3,765,629 98,450
Kingfisher  43,213,766 136,723
Lloyds Banking Group  176,256,082 97,586
Melrose Industries  62,093,436 122,228
National Grid  10,435,753 143,696
Next  1,286,302 107,087
Persimmon  3,735,765 86,170
Shell, ADR (USD)  2,234,437 119,274
Standard Chartered  7,304,913 50,351
THG (1) 4,932,942 4,113
Unilever  6,168,388 300,418
Vodafone Group, ADR (USD) (2) 8,941,704 131,980
WPP  11,775,973 127,091
Total United Kingdom (Cost
$3,192,781
)
2,843,959
UNITED STATES 2.2%
Common Stocks 2.2%
Broadcom  434,751 232,800
NXP Semiconductors  1,005,357 184,865
Total United States (Cost
$131,212
)
417,665
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 2.03% (3)(4) 468,808,606 468,809
Total Short-Term Investments (Cost $468,809) 468,809

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.03% (3)(4) 2,612,624 2,613
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,613
Total Securities Lending Collateral (Cost $2,613) 2,613
Total Investments in Securities 99.6%
(Cost $17,705,941) $ 19,233,922
Other Assets Less Liabilities 0.4% 84,019
Net Assets 100.0% $ 19,317,941
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 1,384++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 1,384+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 509,898  ¤  ¤ $ 471,422
T. Rowe Price Short-Term Fund 486,735  ¤  ¤ —
Total $ 471,422^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,384 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $471,422.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Overseas Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Overseas Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F165-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,312,023 $ 17,450,477 $ — $ 18,762,500
Short-Term Investments 468,809 — — 468,809
Securities Lending Collateral 2,613 — — 2,613
Total $ 1,783,445 $ 17,450,477 $ — $ 19,233,922